Income Taxes (Details) - Schedule of reconciliation of the provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of reconciliation of the provision for income taxes [Abstract]
Loss before provision for income tax and non-controlling interests	$ (3,241,697)	$ (4,450,994)	$ (8,910,002)
PRC corporate income tax rate	25.00%	25.00%	25.00%
Income tax benefit computed at PRC statutory corporate income tax rate	$ (810,424)	$ (1,112,749)	$ (2,227,500)
Reconciling items:
Allowances and reserves	26,352	20,414	4,940
Impairment on intangible assets			818,935
BVI tax rate and PRC tax law differential	412,557	346,349	239,493
Others	5,301	40,828	300
Valuation allowance on deferred tax assets	366,214	705,158	1,163,832
Income tax benefit